Related party transactions (Receivables (Payables) from Related Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total related party receivables	$ 6.4	$ 24.2
Total related party payables	(185.3)	(269.4)
Trading balances due from Seadrill and subsidiaries (j)
Related Party Transaction [Line Items]
Total related party receivables	6.4	24.2
Trading balances due to Seadrill and subsidiaries (j)
Related Party Transaction [Line Items]
Total related party payables	(126.3)	(157.0)
Deferred and contingent consideration to related party - short term portion (k)
Related Party Transaction [Line Items]
Total related party payables	(37.5)	(41.7)
Deferred and contingent consideration to related party - long term portion (k)
Related Party Transaction [Line Items]
Total related party payables	(21.5)	(46.0)
West Vencedor Loan Agreement with Seadrill (l)
Related Party Transaction [Line Items]
Total related party payables	0.0	(24.7)
Line of Credit
Related Party Transaction [Line Items]
Total related party payables	$ 0.0	$ (24.7)